Share based compensation - Activities of options (Details) - 2021 Option Plan - $ / shares	1 Months Ended		5 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding at the beginning (in shares)	12,853,364			12,853,364	13,281,043
Granted (in shares)	63,464		13,575,733	157,368	2,354,744
Forfeited (in shares)				(1,750,014)	(2,782,423)
Outstanding at the end (in shares)			13,281,043	11,260,718	12,853,364
Vested and expected to vest (in shares)				11,260,718
Exercisable (in shares)				8,815,574,000
Weighted Average Exercise Price
Outstanding at the beginning (in USD per share)	$ 9.70			$ 9.70	$ 9.70
Granted (in dollars per share)	9.70	$ 9.70		4.21	9.70
Forfeited (in USD per share)				9.70	9.70
Outstanding at the end (in USD per share)			$ 9.70	9.62	9.70
Vested and expected to vest (in USD per share)				9.62
Exercisable (in USD per share)				9.60
Weighted Average Fair value at grant date
Outstanding at the beginning (in USD per share)	$ 3.14			3.14	2.92
Granted (in USD per share)				3.12	3.39
Forfeited (in USD per share)				3.32	2.31
Outstanding at the end (in USD per share)			$ 2.92	3.11	$ 3.14
Vested and expected to vest (in USD per share)				3.11
Exercisable (in USD per share)				$ 2.94
Weighted remaining contractual years
Vested and expected to vest				7 years 8 months 23 days
Exercisable				7 years 8 months 19 days